Fair Value, Assets Recorded at Fair Value on a Nonrecurring Basis Level 3 Valuation Techniques and Significant Unobservable Inputs (Details) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Minimum [Member] Mortgages held for sale [Member] Discounted cash flow [Member]	Dec. 31, 2012 Minimum [Member] Residential Portfolio Segment [Member] Mortgages held for sale [Member] Discounted cash flow [Member]	Dec. 31, 2012 Maximum [Member] Mortgages held for sale [Member] Discounted cash flow [Member]	Dec. 31, 2012 Maximum [Member] Residential Portfolio Segment [Member] Mortgages held for sale [Member] Discounted cash flow [Member]	Dec. 31, 2012 Weighted Average [Member] Mortgages held for sale [Member] Discounted cash flow [Member]	Dec. 31, 2012 Weighted Average [Member] Residential Portfolio Segment [Member] Mortgages held for sale [Member] Discounted cash flow [Member]	Dec. 31, 2012 Nonrecurring [Member]	Dec. 31, 2011 Nonrecurring [Member]	Dec. 31, 2012 Level 3 [Member] Nonrecurring [Member]	Dec. 31, 2011 Level 3 [Member] Nonrecurring [Member]	Dec. 31, 2012 Level 3 [Member] Nonrecurring [Member] Residential Portfolio Segment [Member] Discounted cash flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Mortgages held for sale	$ 42,305	$ 44,791							$ 2,554	$ 2,185	$ 1,045	$ 1,166	$ 1,045
Total insignificant level 3 assets											148
Total											$ 1,193
Fair Value Inputs [Abstract]
Discount rate			3.40%	4.10%	7.50%	11.90%	5.40%	10.90%
Loss severity			1.30%	2.00%	35.30%	45.00%	26.40%	6.00%
Default rate			0.60%	2.90%	14.80%	21.20%	5.50%	7.90%
Prepayment rate			1.00%	1.00%	11.00%	100.00%	6.20%	66.70%